Equity Offering and Stock-Based Compensation Plan (Schedule of Stock-based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Total stock-based compensation expenses	$ 6,612	$ 784	$ 17,463	$ 1,897
Cost of sales [Member]
Total stock-based compensation expenses	793		2,059
Research and development, net [Member]
Total stock-based compensation expenses	821		2,567
Selling, general and administrative [Member]
Total stock-based compensation expenses	$ 4,998	$ 784	$ 12,837	$ 1,897